NEWPORT GREATER CHINA FUND

                Supplement to Prospectus dated December 12, 1997

The Fund's Prospectus is amended as follows:

In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
                                             Class A       Class B       Class C
Maximum initial sales charge imposed on a   5.75%         0.00%(4)      0.00%(4)
    purchase  (as a % of offering price)(3)
Maximum contingent deferred sales charge    1.00%(5)      5.00%         1.00%
    (as a % of offering price)(3)
Maximum contingent redemption fee(3)(6)     2.00%         2.00%         2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares." (2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)    Does not apply to reinvested distributions.
(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions or exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

(B) The following paragraph is added to the subcaption Class C Shares under the caption "How to Buy Shares":

The Fund's Class C share exchange policy will be modified to permit only one "roundtrip" exchange per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.


GC-36/036-0398                                                   April 1, 1998

                           NEWPORT GREATER CHINA FUND
                                 CLASS Z SHARES

                            Supplement to Prospectus
                             dated December 12, 1997


The Fund's Prospectus is amended as follows:

In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
Maximum initial sales charge imposed on     0.00%
    a purchase  (as a % of offering
price)
Maximum contingent deferred sales           0.00%
    charge (as a % of offering price)
Maximum contingent redemption fee(3)        2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy
        Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) A contingent redemption fee in the amount of 2.00% is imposed on redemptions or exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

GC-36/037-0398                                          April 1, 1998


                                       COLONIAL NEWPORT TIGER CUB FUND
                               Supplement to Prospectus dated December 29, 1997

The Fund's Prospectus is amended as follows:

(A) In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
                                           Class A      Class B        Class C
Maximum initial sales charge imposed on a   5.75%       0.00%(4)       0.00%(4)
    purchase  (as a % of offering price)(3)
Maximum contingent deferred sales charge    1.00%(5)    5.00%          1.00%
    (as a % of offering price)(3)
Maximum contingent redemption fee(3)(6)     2.00%       2.00%          2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares." (2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)    Does not apply to reinvested distributions.
(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

(B) The following paragraph is added to the subcaption Class C Shares under the caption "How to Buy Shares":

The Fund's Class C share exchange policy will be modified to permit only one "roundtrip" exchange per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.

CF-36/038F-0398                                                   April 1, 1998

                         COLONIAL NEWPORT TIGER CUB FUND
                                 CLASS Z SHARES

                            Supplement to Prospectus
                             dated December 29, 1997


The Fund's Prospectus is amended as follows:

In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
Maximum initial sales charge imposed        0.00%
on a purchase  (as a % of offering
price)
Maximum contingent deferred sales           0.00%
charge (as a % of offering price)
Maximum contingent redemption fee(3)        2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy
       Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) A contingent redemption fee in the amount of 2.00% is imposed on redemptions or exchanges of Fund shares held for five business days or less of purchase. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.


CF-36/039F-0398                                        April 1, 1998


                                       NEWPORT JAPAN OPPORTUNITIES FUND
                               Supplement to Prospectus dated December 3, 1997

The Fund's Prospectus is amended as follows:

(A) In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
                                            Class A      Class B       Class C
Maximum initial sales charge imposed on a    5.75%       0.00%(4)      0.00%(4)
    purchase (as a % of offering price)(3)
Maximum contingent deferred sales charge     1.00%(5)    5.00%         1.00%
    (as a % of offering price)(3)
Maximum contingent redemption fee(3)(6)      2.00%       2.00%         2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares." (2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)     Does not apply to reinvested distributions.
(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

(B) The following paragraph is added to the subcaption Class C Shares under the caption "How to Buy Shares":

The Fund's Class C share exchange policy will be modified to permit only one "roundtrip" exchange per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.

JF-36/034F-0398                                                April 1, 1998

                        NEWPORT JAPAN OPPORTUNITIES FUND
                                 CLASS Z SHARES

                            Supplement to Prospectus
                             dated December 3, 1997


The Fund's Prospectus is amended as follows:

In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
Maximum initial sales charge imposed      0.00%
on
    a purchase (as a % of offering
price)
Maximum contingent deferred sales         0.00%
    charge (as a % of offering price)
Maximum contingent redemption fee(3)      2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) A contingent redemption fee in the amount of 2.00% is imposed on redemptions or exchanges of Fund shares held for five business days or less of purchase. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

JF-36/035F-0398                                        April 1, 1998


                                         COLONIAL NEWPORT TIGER FUND

                                Supplement to Prospectus dated April 30, 1997
                                 (Replacing Supplement dated March 10, 1998)

The Fund's Prospectus is amended as follows:

(A) In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
                                         Class A    Class B    Class C   Class T
Maximum initial sales charge imposed       5.75%    0.00%(4)   0.00%(4) 5.75%
    on a purchase  (as a % of
    offering price)(3)
Maximum contingent deferred sales          1.00%(5) 5.00%      1.00%    1.00%(4)
    charge (as a % of offering price)(3)
Maximum contingent redemption fee(3)(6)    2.00%    2.00%      2.00%    2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares." (2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)       Does not apply to reinvested distributions.
(4) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

(B) The Fund's Trustees approved a name change for the Fund's Class D shares and eliminated the Class D share initial sales charge. The Fund's "Class D" shares have been renamed "Class C" shares and any reference in the Fund's Prospectus to "Class D" shares is now a reference to "Class C" shares. Except as described below, the other features of Class D shares remain unchanged, including the 1.00% contingent deferred sales charge.

The two paragraphs following the subcaption Class D Shares under the caption "How to Buy Shares" are revised in their entirety as follows:

Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted.

The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.75% annually commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.

The Fund's Class C share exchange policy will be modified to permit only one "roundtrip" exchange per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.

(C) Effective April 30, 1998, the Fund's name is changed to "Newport Tiger Fund." The Fund's address and telephone number remain unchanged.

(D)  The  Fund's   Distributor  has  changed  its  name  to  "Liberty  Financial
Investments, Inc." The Distributor's address and telephone number remain unchanged.



NT-36/965E-0498                                                  April 1, 1998

                           COLONIAL NEWPORT TIGER FUND
                                 CLASS Z SHARES

                  Supplement to Prospectus dated April 30, 1997
                   (Replacing Supplement dated March 10, 1998)

The Fund's Prospectus is amended as follows:

(A) In order to discourage short-term speculation and to offset the costs resulting from such speculation, effective June 15, 1998, the Fund will impose a 2.00% fee on redemptions and exchanges of Fund shares held for five business days or less. Therefore, Shareholder Transaction Expenses is amended in its entirety as follows:

Shareholder Transaction Expenses (1)(2)
Maximum initial sales charge imposed   0.00%
    on a purchase  (as a % of
offering
    price)
Maximum contingent deferred sales      0.00%
     charge (as a % of offering
price)
Maximum contingent redemption fee(3)   2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2)    Redemption   proceeds  exceeding  $500
       sent via  federal  funds  wire will be
       subject   to  a   $7.50   charge   per
       transaction.
(3)    A contingent redemption fee in the
       amount of 2.00% is imposed on
       redemptions or exchanges of Fund
       shares purchased and held for five
       business days or less.  See
       "Contingent Redemption Fee" under the
       caption "How to Sell Shares."

In addition, a new sub-caption is added as the second paragraph under the caption "How to Sell Shares" as follows:

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

(B) Effective April 30, 1998, the Fund's name is changed to "Newport Tiger Fund." The Fund's address and telephone number remain unchanged.

(C)  The  Fund's   Distributor  has  changed  its  name  to  "Liberty  Financial
Investments, Inc." The Distributor's address and telephone number remain unchanged.

NT-36/966E-0498                                April 1, 1998